Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total net sales	$ 138,041	$ 159,751	$ 282,091	$ 309,128
Cost of revenues
Total cost of sales	77,541	93,529	157,694	177,511
Gross profit	60,500	66,222	124,397	131,617
Operating expenses
Research and development, net	25,680	24,305	49,657	45,780
Selling, general and administrative	60,863	75,576	125,236	136,293
Total operating expenses	86,543	99,881	174,893	182,073
Operating loss	(26,043)	(33,659)	(50,496)	(50,456)
Financial income (expenses), net	(726)	687	491	1,460
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(26,769)	(32,972)	(50,005)	(48,996)
Income tax benefit (expenses)	762	725	1,478	4,500
Share in net profits (losses) of associated companies	1,788	(4,918)	(243)	(7,343)
Net loss	$ (25,743)	$ (38,615)	$ (51,726)	$ (60,839)
Earnings Per Share, Basic	$ (0.36)	$ (0.56)	$ (0.74)	$ (0.89)
Weighted average shares outstanding - diluted	70,746	68,648	70,367	68,107
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (25,743)	$ (38,615)	$ (51,726)	$ (60,839)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(24)	579	(2,210)	1,834
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	(526)	558	156	(1,687)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(550)	1,137	(2,054)	147
Comprehensive loss attributable to Stratasys Ltd.	(26,293)	(37,478)	(53,780)	(60,692)
Products
Revenues
Total net sales	93,594	109,112	192,790	210,083
Cost of revenues
Total cost of sales	46,756	57,576	96,513	108,689
Service [Member]
Revenues
Total net sales	44,447	50,639	89,301	99,045
Cost of revenues
Total cost of sales	$ 30,785	$ 35,953	$ 61,181	$ 68,822